Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator (FN 1)	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)	(#)	($mm)	(% of Principal Balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
ABS
Prosper Marketplace Issuance Trust, Series 2017-1 (FN2)	X	WebBank	44,958	$550.0	100.0%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Prosper Marketplace Issuance Trust, Series 2017-2 (FN3)	X	WebBank	44,070	$550.0	100.0%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Prosper Marketplace Issuance Trust, Series 2017-3 (FN4)	X	WebBank	43,478	$550.0	100.0%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Prosper Marketplace Issuance Trust, Series 2018-1 (FN5)	X	WebBank	52,157	$700.0	100.0%	-	-	-	1	$0.030	0.004%	-	-	-	-	-	-	-	-	-	-	-	-

FN1:	The reported repurchase activity represents fulfillment of obligations of Prosper Depositor LLC and not to repurchase obligations of WebBank, nor to any breaches of representations, warranties or covenants by WebBank.
FN2:	The Securitizer has no activity to report for this Issuing entity during the Reporting Period.
FN3:	The Securitizer has no activity to report for this Issuing entity during the Reporting Period.
FN4:	The Securitizer has no activity to report for this Issuing entity during the Reporting Period.
FN5:	The repurchase activity reported here occurred during the quarterly period ending June 30, 2018 and was previously reported in the Form ABS-15G Report submitted by the Securitizer on August 14, 2018.